United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: 09/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
September 30, 2012
Share Class	Ticker
Institutional	FGFIX
Service	FGFSX

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2012, was 4.10% for the Institutional Shares and 3.79% for the Service Shares. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 3.71% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BMBS.
The following discussion will focus on the performance of the Fund's Institutional Shares. The 4.10% total return of the Institutional Shares consisted of 3.60% in taxable dividends and 0.50% of appreciation in the net asset value of the shares.
During the 12-month reporting period, the Fund's investment strategy focused on sector allocation as the primary factor impacting performance relative to the BMBS.
MARKET OVERVIEW
Uncertainty continued to plague investors on multiple fronts during the period. Lack of clarity, combined with the Federal Reserve (the Fed) purchases of longer-dated U.S. Treasury securities, drove U.S. yields to record lows. The list of concerns was lengthy including the United States' “fiscal cliff,” economic and employment growth and European Union (EU) problems, to name a few.
The “fiscal cliff” encompasses a number of tax policy and government spending issues. Under current schedules, higher personal income tax rates along with automatic spending cuts totaling approximately $1.2 trillion over 10 years, will be implemented beginning January 2013. The economic impact would be decidedly negative for GDP growth, and while policy makers profess a desire to avoid such an outcome, negotiations and an agreement remained incomplete. Investors were left to ponder the probability and impact of various unknown scenarios, producing uncertainty that financial markets dislike. Even without planned tax increases and spending cuts, the economic expansion remained lackluster. Job and wage growth were restrained, resulting in cautious consumer behavior and slow growth.
Across the Atlantic, the EU remained mired in challenges. The single euro currency, lacking similar and supportive fiscal policies by member countries, proved itself to be untenable without reforms. The European Central Bank announced a government bond purchase program designed to reduce borrowing costs and default risk. Known as the Outright Monetary Transactions program, unlimited bond purchases will consist of 1-3 year maturity government bonds subject to agreements and conditions. Central banks across the globe engaged in extremely accommodative monetary policies to support economic growth.
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The Fed's quantitative easing programs were expanded as well in the pursuit of lower, long-term interest rates, greater job creation and higher asset values. Fed announcements made clear that easy monetary policy will be maintained for some time after evidence of stronger economic growth is apparent. Another mortgage-backed security (MBS) buying program was announced in September 2012 and will entail open-ended monthly purchases of approximately $40 billion. Such unprecedented central bank actions reflected the degree of economic uncertainty and concern over worldwide economic growth and the perilous fiscal position of many developed nations.
Investor uncertainty and the Fed's Treasury purchases drove government bond yields downward and encouraged the purchase of higher yielding, non-government fixed-income securities.2 Non-government debt sectors including corporate, high yield, commercial and residential MBS posted strong returns. Within the government sector, agency MBS topped similar duration Treasury securities by a significant margin. Ten-year Treasury yields declined 28 basis points to yield 1.63%, while two-year yields decreased 2 basis points to 0.23%.
SECTOR ALLOCATION
Sector strategy involved an underweight to agency MBS with proceeds deployed in non-agency residential and commercial MBS. The non-agency allocation comprised up to 24% of portfolio assets during the period. The performance of non-agency residential and commercial MBS was superior to government-issued mortgage securities. Therefore, sector allocation made a significant, positive impact on Fund performance.3
1	The BMBS is composed of all fixed-income securities mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BMBS is unmanaged, and it is not possible to invest directly in an index.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Mortgage Fund (the “Fund”) from September 30, 2002 to September 30, 2012, compared to the Barclays Mortgage-Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).3
Average Annual Total Returns for the Period Ended 9/30/2012
Share Class	1 Year	5 Years	10 Years
Institutional Shares	4.10%	5.35%	4.53%
Service Shares	3.79%	5.05%	4.23%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–Institutional Shares
Growth of a $10,000 Investment–Service Shares
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	Barclays Capital changed the name of the BMBS Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” The BMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
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Portfolio of Investments Summary Table (unaudited)
At September 30, 2012, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	83.4%
Non-Agency Mortgage-Backed Securities	23.6%
Repurchase Agreements—Collateral[2]	7.6%
Derivative Contracts[3,4]	(0.0)%
Other Assets and Liabilities—Net[5]	(14.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2012
Principal Amount			Value
		Mortgage-Backed Securities—75.9%
		Federal Home Loan Mortgage Corporation—24.1%
$11,845,408		3.500%, 11/1/2025 - 7/1/2042	$12,683,250
1,125,002		4.000%, 8/1/2025	1,195,139
18,382,828		4.500%, 6/1/2019 - 9/1/2040	19,763,306
12,742,437		5.000%, 7/1/2019 - 10/1/2039	13,856,073
9,511,831		5.500%, 10/1/2021 - 10/1/2039	10,369,819
6,438,732		6.000%, 4/1/2036 - 7/1/2037	7,111,475
295,197		7.500%, 1/1/2027 - 2/1/2031	344,584
		TOTAL	65,323,646
		Federal National Mortgage Association—46.9%
3,000,000	[1]	2.500%, 10/1/2027	3,154,099
11,342,053	[1]	3.000%, 6/1/2027 - 10/1/2042	12,015,957
16,306,583	[1]	3.500%, 12/1/2026 - 10/1/2042	17,464,265
36,512,880	[1]	4.000%, 12/1/2031 - 10/1/2042	39,553,361
26,974,903		4.500%, 12/1/2019 - 1/1/2042	29,383,037
4,474,795		5.000%, 7/1/2019 - 2/1/2038	4,871,943
11,426,628		5.500%, 9/1/2034 - 4/1/2036	12,574,414
5,966,632		6.000%, 11/1/2034 - 10/1/2037	6,627,901
792,420		6.500%, 2/1/2014 - 8/1/2034	911,809
244,841		7.000%, 6/1/2016 - 2/1/2030	266,609
3,803		7.500%, 4/1/2015	4,003
8,774		8.000%, 12/1/2026	10,377
		TOTAL	126,837,775
		Government National Mortgage Association—4.9%
5,500,000	[1]	3.500%, 10/20/2042	6,015,195
2,727,028		4.500%, 10/15/2039	3,018,586
3,433,546		5.000%, 6/20/2039 - 9/20/2039	3,807,749
113,022		7.000%, 9/15/2028 - 11/15/2031	131,387
237,223		8.000%, 10/15/2030 - 11/15/2030	282,252
		TOTAL	13,255,169
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $196,360,634)	205,416,590
		Collateralized Mortgage Obligations—15.5%
		Federal Home Loan Mortgage Corporation—3.5%
1,607,177	[2]	0.521%, 1/15/2037, REMIC 3260 PF	1,613,492
162,228	[2]	0.531%, 6/15/2036, REMIC 3175 FE	162,684
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Principal Amount			Value
		Collateralized Mortgage Obligations—continued
		Federal Home Loan Mortgage Corporation—continued
$1,406,328	[2]	0.551%, 5/15/2036, REMIC 3160 FD	$1,410,856
2,314,641	[2]	0.571%, 4/15/2036, REMIC 3144 FB	2,321,822
3,482,085	[2]	0.601%, 7/15/2036, REMIC 3179 FP	3,495,306
388,819	[2]	0.621%, 8/15/2036, REMIC 3206 FE	390,719
		TOTAL	9,394,879
		Federal National Mortgage Association—4.0%
270,624	[2]	0.467%, 10/25/2031, REMIC 2005-63 FC	270,377
1,147,677	[2]	0.517%, 7/25/2036, REMIC 2006-58 FP	1,150,884
2,228,495	[2]	0.557%, 11/25/2036, REMIC 2006-104 FY	2,236,107
2,093,477	[2]	0.567%, 9/25/2036, REMIC 2006-81 FB	2,103,305
1,989,652	[2]	0.577%, 12/25/2036, REMIC 2006-115 EF	1,998,212
504,714	[2]	0.597%, 10/25/2036, REMIC 2006-93 FM	506,466
2,060,534	[2]	0.597%, 9/25/2036, REMIC 2006-85 PF	2,067,964
615,503	[2]	0.617%, 6/25/2036, REMIC 2006-43 FL	618,722
52,411		6.500%, 4/1/2032, REMIC 321 2	9,823
		TOTAL	10,961,860
		Non-Agency Mortgage—8.0%
1,731,445		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,756,054
1,730,671		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,636,838
640,847		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	553,063
3,844,527	[3,4]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	3,868,327
703,473		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	689,049
1,454,295		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,374,933
9	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	6
37,465	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	29,485
164,422	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	3,404
272,589		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	273,393
1,088,595		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,094,992
1,988,316		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,042,591
2,142,824		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,173,642
3,020,000		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,961,630
1,888,666		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,742,890
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Principal Amount			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—continued
$1,383,775		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	$1,405,657
		TOTAL	21,605,954
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $42,242,714)	41,962,693
		Commercial Mortgage-Backed Securities—15.6%
		Commercial Mortgage—15.6%
3,170,000		Citigroup Commercial Mortgage Trust 2012-GC8, Class A4, 2.977%, 9/10/2045	3,312,366
1,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	2,042,422
3,420,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,576,858
2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,870,900
2,209,992	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,391,715
2,870,466	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,147,449
2,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.736%, 5/10/2045	2,138,893
2,382,327	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,547,167
2,459,353	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,578,095
2,400,000	[3,4]	JP Morgan Chase Commercial Mortgage Securities, Class A2, 3.341%, 7/15/2046	2,582,539
4,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	4,159,691
3,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,977,436
1,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,603,733
1,600,000		WF-RBS Commercial Mortgage Trust 2011-C3, Class A3, 3.526%, 11/15/2044	1,764,239
3,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.421%, 6/15/2045	3,503,052
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $40,323,752)	42,196,555
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Principal Amount			Value
		Repurchase Agreements—7.6%
$1,281,000	[2]	Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776.	$1,281,000
6,296,000	[2,6]	Interest in $209,041,000 joint repurchase agreement 0.15%, dated 9/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $209,065,388 on 10/18/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2041 and the market value of those underlying securities was $214,295,013.	6,296,000
9,878,000	[2,6]	Interest in $260,224,000 joint repurchase agreement 0.17%, dated 9/13/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $260,258,407 on 10/11/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $265,944,012.	9,878,000
3,111,000	[2,6]	Interest in $177,464,000 joint repurchase agreement 0.20%, dated 9/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $177,491,606 on 10/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $181,026,353.	3,111,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	20,566,000
		TOTAL INVESTMENTS—114.6% (IDENTIFIED COST $299,493,100)[7]	310,141,838
		OTHER ASSETS AND LIABILITIES - NET—(14.6)%[8]	(39,389,128)
		TOTAL NET ASSETS—100%	$270,752,710
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
9U.S. Treasury Note 10-Year Short Futures	75	$10,011,328	December 2012	$(56,419)
9U.S. Treasury Bond 30-Year Short Futures	20	$2,987,500	December 2012	$7,369
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(49,050)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
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1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $25,125,872, which represented 9.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2012, these liquid restricted securities amounted to $25,092,977, which represented 9.3% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $298,383,418.
8	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2012.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$205,416,590	$—	$205,416,590
Collateralized Mortgage Obligations	—	41,929,798	32,895	$41,962,693
Commercial Mortgage-Backed Securities	—	42,196,555	—	42,196,555
Repurchase Agreements	—	20,566,000	—	20,566,000
TOTAL SECURITIES	$—	$310,108,943	$32,895	$310,141,838
OTHER FINANCIAL INSTRUMENTS*	$(49,050)	$—	$—	$(49,050)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$9.98	$9.97	$9.89	$9.61	$9.72
Income From Investment Operations:
Net investment income	0.29[2]	0.34[2]	0.40[2]	0.45[2]	0.48[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	0.09	0.15	0.33	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.43	0.55	0.78	0.41
Less Distributions:
Distributions from net investment income	(0.35)	(0.42)	(0.47)	(0.50)	(0.52)
Net Asset Value, End of Period	$10.03	$9.98	$9.97	$9.89	$9.61
Total Return[3]	4.10%	4.39%	5.69%	8.34%	4.27%
Ratios to Average Net Assets:
Net expenses	0.38%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.95%	3.41%	3.98%	4.59%	4.94%
Expense waiver/reimbursement[4]	0.21%	0.24%	0.28%	0.25%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$221,088	$265,567	$307,718	$288,052	$299,358
Portfolio turnover	227%	222%	178%	200%	222%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	64%	37%	27%	35%	25%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$9.98	$9.97	$9.89	$9.61	$9.72
Income From Investment Operations:
Net investment income	0.26[2]	0.31[2]	0.37[2]	0.42[2]	0.46[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	0.09	0.15	0.33	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.40	0.52	0.75	0.39
Less Distributions:
Distributions from net investment income	(0.32)	(0.39)	(0.44)	(0.47)	(0.50)
Net Asset Value, End of Period	$10.03	$9.98	$9.97	$9.89	$9.61
Total Return[3]	3.79%	4.08%	5.38%	8.04%	4.00%[4]
Ratios to Average Net Assets:
Net expenses	0.68%	0.65%	0.65%	0.63%	0.62%
Net investment income	2.65%	3.11%	3.69%	4.31%	4.67%
Expense waiver/reimbursement[5]	0.39%	0.42%	0.46%	0.45%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,665	$53,023	$55,467	$56,017	$60,002
Portfolio turnover	227%	222%	178%	200%	222%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	64%	37%	27%	35%	25%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.11% on total return.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
September 30, 2012
Assets:
Total investment in securities, at value (identified cost $299,493,100)		$310,141,838
Cash		740
Restricted cash (Note 2)		138,500
Income receivable		804,817
Receivable for shares sold		158,380
Receivable for daily variation margin		3,672
TOTAL ASSETS		311,247,947
Liabilities:
Payable for investments purchased	$39,844,189
Payable for shares redeemed	365,246
Income distribution payable	211,886
Payable for Directors'/Trustees' fees	886
Payable for distribution services fee (Note 5)	3,111
Payable for shareholder services fee (Note 5)	8,748
Accrued expenses	61,171
TOTAL LIABILITIES		40,495,237
Net assets for 26,995,222 shares outstanding		$270,752,710
Net Assets Consist of:
Paid-in capital		$276,692,011
Net unrealized appreciation of investments and futures contracts		10,599,688
Accumulated net realized loss on investments and futures contracts		(16,553,531)
Undistributed net investment income		14,542
TOTAL NET ASSETS		$270,752,710
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($221,087,627 ÷ 22,043,457 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$10.03
Service Shares:
($49,665,083 ÷ 4,951,765 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$10.03
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended September 30, 2012
Investment Income:
Interest			$10,231,738
Expenses:
Investment adviser fee (Note 5)		$1,228,198
Administrative fee (Note 5)		239,548
Custodian fees		22,897
Transfer and dividend disbursing agent fees and expenses		73,092
Directors'/Trustees' fees		5,052
Auditing fees		26,000
Legal fees		9,035
Portfolio accounting fees		130,268
Distribution services fee (Note 5)		127,572
Shareholder services fee (Note 5)		108,360
Account administration fee (Note 2)		5,952
Share registration costs		25,966
Printing and postage		21,103
Insurance premiums		4,409
Taxes		26,074
Miscellaneous		2,325
TOTAL EXPENSES		2,055,851
Waivers (Note 5):
Waiver of investment adviser fee	$(642,541)
Waiver of administrative fee	(5,438)
Waiver of distribution services fee	(88,797)
TOTAL WAIVERS		(736,776)
Net expenses			1,319,075
Net investment income			8,912,663
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			4,474,759
Net realized loss on futures contracts			(492,220)
Net change in unrealized appreciation of investments			(1,035,860)
Net change in unrealized depreciation of futures contracts			(49,050)
Net realized and unrealized gain on investments and futures contracts			2,897,629
Change in net assets resulting from operations			$11,810,292
See Notes which are an integral part of the Financial Statements
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15

Statement of Changes in Net Assets
Year Ended September 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,912,663	$11,239,247
Net realized gain on investments and futures contracts	3,982,539	3,518,762
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,084,910)	(507,311)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,810,292	14,250,698
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,032,636)	(11,780,608)
Service Shares	(1,646,055)	(2,117,082)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,678,691)	(13,897,690)
Share Transactions:
Proceeds from sale of shares	67,441,887	72,138,976
Net asset value of shares issued to shareholders in payment of distributions declared	7,028,774	8,272,062
Cost of shares redeemed	(123,438,970)	(125,359,565)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,968,309)	(44,948,527)
Change in net assets	(47,836,708)	(44,595,519)
Net Assets:
Beginning of period	318,589,418	363,184,937
End of period (including undistributed (distributions in excess of) net investment income of $14,542 and $(23,176), respectively)	$270,752,710	$318,589,418
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
September 30, 2012
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended September 30, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$5,952
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
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Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $9,356,617. This is based on amounts held as of each month-end throughout the fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$12	$6
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$30,320	$29,485
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$4,778	$3,404
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(49,050)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(492,220)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(49,050)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended September 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,014,574	$59,955,366	6,134,056	$60,955,217
Shares issued to shareholders in payment of distributions declared	641,552	6,397,422	749,028	7,437,544
Shares redeemed	(11,209,363)	(111,749,880)	(11,144,958)	(110,769,890)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,553,237)	$(45,397,092)	(4,261,874)	$(42,377,129)
Year Ended September 30	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	750,484	$7,486,521	1,133,499	$11,183,759
Shares issued to shareholders in payment of distributions declared	63,315	631,352	84,039	834,518
Shares redeemed	(1,172,296)	(11,689,090)	(1,469,652)	(14,589,675)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(358,497)	$(3,571,217)	(252,114)	$(2,571,398)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,911,734)	$(48,968,309)	(4,513,988)	$(44,948,527)
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4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions. For the year ended September 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,803,746	$(1,803,746)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$10,678,691	$13,897,690
As of September 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$14,041
Net unrealized appreciation	$11,758,420
Capital loss carryforwards	$(17,711,762)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for income recognition on dollar-roll transactions and REMIC adjustments.
At September 30, 2012, the cost of investments for federal tax purposes was $298,383,418. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $11,758,420. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,371,164 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,612,744.
At September 30, 2012, the Fund had a capital loss carryforward of $17,711,762 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2013	$1,748,518	NA	$1,748,518
2014	$2,323,596	NA	$2,323,596
2015	$7,353,651	NA	$7,353,651
2016	$1,771,734	NA	$1,771,734
2018	$4,514,263	NA	$4,514,263
The Fund used capital loss carryforwards of $3,625,819 to offset capital gains realized during the year ended September 30, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, the Adviser voluntarily waived $642,541 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,438 of its fee.
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24

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$127,572	$(88,797)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2012, FSC retained $38,776 of fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$108,360
For the year ended September 30, 2012, FSSC received $320 of fees paid by the Fund. For the year ended September 30, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Effective December 1, 2012, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.40% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
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General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2012, were as follows:
Purchases	$38,830,554
Sales	$20,725,238
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Directors OF THE Federated Total return series, inc. AND SHAREHOLDERS OF federated mortgage fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mortgage Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc. as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2009, were audited by other independent registered public accountants whose report thereon dated November 24, 2009, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Fund as of September 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 23, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,024.10	$1.92
Service Shares	$1,000	$1,022.50	$3.44
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.10	$1.92
Service Shares	$1,000	$1,021.60	$3.44
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.38%
Service Shares	0.68%
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Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: March 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: March 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: February 2003	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. He is Vice President of the Corporation with respect to the Fund. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from Loyola College.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Mortgage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
29311 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2012
Share Class	Ticker
A	FULAX
Institutional	FULIX
Service	FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2011 through September 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2012, was 2.26% for Class A Shares, 2.82% for Institutional Shares and 2.36% for Service Shares. The total return of the average nine-month London Interbank Offered Rate (LIBOR),1 the benchmark for the Fund, returned 0.87% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the benchmark.
During the reporting period, the most significant factors affecting the Fund's performance were: (a) duration;2 (b) sector allocation; (c) security selection; and (d) the effect of derivative instruments.
Market Overview
The Fund's fiscal year was characterized by stable short-term interest rates and, in general, tightening credit spreads. For the period under review, the yield on the one-year Treasury bill ranged between 0.08% and 0.21%, and averaged 0.15%, the same level as existed on the last day of the Fund's fiscal year. The equivalent numbers for the two-year Treasury note were a low yield of 0.20%, a high yield of 0.39%, an average yield of 0.27% and a period-end yield of 0.23%.
Duration
By maintaining a longer than benchmark duration profile in a stable interest rate environment, the Fund was able to generate modest alpha (a measure of performance on a risk-adjusted basis) through its duration positioning. Fund duration averaged slightly more than that which would be indicated by the tenor of a 9-month LIBOR instrument during the reporting period. Fund management believed that the U.S. Federal Reserve would continue the highly accommodative monetary stance first adopted in late 2007, allowing for the maintenance of a longer relative duration profile in light of the Fund's general duration range of 0.5-1.0 years. The positively sloped, short-duration yield curve, as well as a decline in one-year rates relative to three-month rates, thus allowed the Fund to add value through its duration profile. The duration for the Fund at the end of the reporting period was 0.85 years, as management continued to believe the risk of a significant rise in short-term rates remained low.
Annual Shareholder Report

Sector Allocation
As the Fund's comparative LIBOR benchmark has no sector diversification, one can speak of sector allocations and performance in the absolute sense or relative to each other, but not relative to indices comprised solely of either bank rate or Treasury securities. For virtually the entire 12-month reporting period, spreads on credit products tightened, regardless of sector. The Fund maintained overweights in credit products for the entire period, which added alpha, as did the selection of specific securities within those sectors. Return was also generated by “carry” on the portfolio (i.e., that part of return provided by interest income as opposed to return provided by movements in security value). Therefore, all of the above items contributed positively to the Fund's overall total return.
At the end of the reporting period, the Fund had a 48% allocation, its largest allocation, to non-mortgage, asset-backed securities (ABS) (predominantly backed by auto and credit card receivables). These securities performed well, with spreads for “on-the-run” (most recently issued) assets tightening to levels in some cases equal to those which had existed before the financial market dislocation. Fund management continued to seek opportunities in this sector by adding an allocation to subordinate ABS exposure, as well as some exposure in more non-traditional assets like student loan, timeshare, container and equipment lease receivables, which had not tightened as much as senior credit card and auto ABS. At the end of the reporting period, the Fund's allocation to ABS added 71 basis points (bps) of return (both on an absolute basis and relative to LIBOR). Short duration corporate securities (approximately 30% of assets at the end of the reporting period) also performed well over the reporting period, adding 63 bps of return. Holdings of mortgage-backed securities (MBS)3 (19% at the end of the reporting period) added 43 bps of absolute and relative return, with agency MBS adding 2 bps, non-agency MBS (including UK prime residential MBS) adding 24 bps and commercial MBS adding 14 bps. The Fund's relatively small exposure to high yield bonds, bank loans and emerging markets (averaging approximately 6% over the period under review) added returns net of hedges of -5, 5 and 29 bps, respectively.
SECURITY SELECTION
When considering specific security alpha (a measure of performance on a risk-adjusted basis), it must be remembered that the benchmark contains only a small percentage of securities in which the Fund invests. Where there is little overlap, all performance attributable to a security will be its alpha relative to the benchmark. Interestingly enough, there was only one security in the portfolio whose alpha contribution exceeded 4 bps (Americredit Auto Receivables Trust 2011-5, Class D, which contributed 7 bps). Only two securities in the entire portfolio (out of over 350) demonstrated negative excess return over the period, with both negative alpha contributions at a single basis point.
Annual Shareholder Report

Effect of Derivative Instruments4
Since the Fund's effective duration may not exceed one year, the Fund utilizes short positions in exchange-traded interest rate futures contracts as a means to reduce duration exposure resulting from the purchase of fixed-rate securities whose maturities may be up to five years or longer. These positions shortened the effective duration of the Fund by 0.17 years at fiscal year-end, from 1.02 years, excluding the effect of futures positions, to 0.85 including them. While an effort is made to limit the amount of risk to the Fund presented by such a strategy, it is believed the net benefit to the Fund outweighs the risk that the price of futures contracts may not move in exact (opposite) relation to prices on the underlying securities (or groups of securities) whose interest rate risk is being hedged. During the period, price movements on various futures contracts increased Fund return by 4 bps relative to LIBOR.
In addition, the Fund periodically utilized positions in credit indices to hedge existing exposure in an asset class (a “short” position). The return effect of short positions in U.S. high yield, emerging markets and bank loan credit indices used to hedge existing Fund exposure in these areas were included in the net returns of those sectors noted above.
1	LIBOR is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted to the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period. The Fund's broad-based securities market index is the Bank of America Merrill Lynch 1-Year Treasury Note Index (BOAML1T). The total return of the BOAML1T was 0.27% during the 12-month reporting period. Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BOAML1T.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Fund's Class A Shares commenced operations on October 11, 2002. The Fund offers two other classes of shares: Institutional Shares and Service Shares. For the period prior to the commencement of operations of Class A Shares, the performance information shown is for the Fund's Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of Class A Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund from September 30, 2002 to September 30, 2012, compared to the BofA Merrill Lynch 1-Year Treasury Note Index (BOAML1T)2 and the Nine-Month London Interbank Offered Rate (LIBOR).3
Average Annual Total Returns for the Period Ended 9/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	0.18%	1.58%	1.95%
Institutional Shares	2.82%	2.55%	2.72%
Service Shares	2.36%	2.09%	2.27%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).

Growth of a $10,000 Investment–INSTITUTIONAL SHARES
Annual Shareholder Report

Growth of a $10,000 Investment–SERVICE SHARES
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by BofA Merrill Lynch, Pierce, Fenner & Smith, Inc. The BOAML1T is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	LIBOR is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted to the lengh of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	46.6%
Corporate Debt Securities	26.7%
Collateralized Mortgage Obligations	17.4%
Floating Rate Loans	1.8%
U.S. Treasury and Agency Securities[3]	0.9%
Mortgage-Backed Securities[4]	1.2%
Municipal Bond	0.6%
Trade Finance Agreements	0.3%
Derivative Contracts[5,6]	(0.0)%
Cash Equivalents[7]	5.1%
Other Assets and Liabilities—Net[8]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate, mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2012
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—0.6%
		Federal National Mortgage Association—0.6%
$2,914,719		FNMA ARM 544848, 2.816%, 4/01/2030	$3,019,515
2,870,850		FNMA ARM 544872, 3.107%, 7/01/2034	3,063,315
558,431		FNMA ARM 556379, 1.548%, 5/01/2040	570,938
3,094,079		FNMA ARM 618128, 2.366%, 8/01/2033	3,229,217
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $9,568,403)	9,882,985
		Asset-Backed Securities—46.6%
		Auto Receivables—22.0%
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.971%, 1/15/2015	10,036,232
5,000,000	[1,2]	Ally Master Owner Trust 2012-1, Class D, 1.02%, 2/15/2017	5,033,327
3,510,000	[1,2]	Ally Master Owner Trust 2012-3, Class D, 2.571%, 6/15/2017	3,518,858
1,075,489	[1,2]	American Credit Acceptance Receivables Trust 2012-1, Class A1, 1.96%, 1/15/2014	1,076,914
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,567,778
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,332,830
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,818,139
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,586,804
418,535		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	419,031
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,738,647
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,863,350
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	3,079,485
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,200,585
2,000,000		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	2,004,050
12,200,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.619%, 9/15/2017	12,210,573
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,185,199
10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	10,017,524
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Auto Receivables—continued
$5,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	$5,011,262
254,217	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	254,778
14,000,000	[1,2]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	14,065,870
6,500,000		Ford Credit Auto Lease Trust 2012-B, Class C, 1.50%, 3/15/2017	6,499,350
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,063,765
15,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	15,061,297
5,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 3.18%, 2/15/2016	5,065,391
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,022,638
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,565,467
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	6,187,590
8,400,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,514,534
5,600,000	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.020%, 8/15/2014	5,654,124
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,090,100
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,059,720
14,000,000	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.22%, 9/20/2016	13,927,200
483,262	[1,2]	MMCA Automobile Trust 2010-A, Class A3, 1.39%, 1/15/2014	483,611
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,580,528
4,000,000	[1,2]	MMCA Automobile Trust 2012-A, Class A3, 1.08%, 9/15/2015	4,016,268
4,000,000	[1,2]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	4,038,740
249,305		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	250,390
5,000,000	[1,2]	Motor 2012 PLC, Class A1C, 1.286%, 2/25/2020	4,999,500
3,550,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class B, 1.56%, 1/18/2019	3,582,465
2,500,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class C, 2.55%, 1/18/2019	2,514,638
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.467%, 10/26/2015	2,005,074
12,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.217%, 10/26/2015	12,038,260
5,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.367%, 10/25/2016	5,033,512
3,210,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class B, 1.967%, 10/25/2016	3,210,942
3,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	3,035,205
10,000,000		Nissan Auto Lease Trust 2011-B, Class A4, 1.10%, 1/16/2017	10,108,250
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Auto Receivables—continued
$12,750,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.371%, 1/15/2015	$12,791,281
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.474%, 3/14/2018	5,008,600
3,612,722	[1,2]	SMART Series 2011-2US Trust, Class A2B, 0.974%, 11/14/2013	3,615,718
6,500,000	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.124%, 5/14/2016	6,512,350
12,840,000		Santander Drive Auto Receivables Trust 2012-3, Class B, 1.94%, 12/15/2016	12,991,191
5,000,000		USAA Auto Owner Trust 2012-1, Class B, 1.02%, 12/15/2018	5,008,875
13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.899%, 9/20/2016	13,120,765
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	6,121,110
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	6,116,370
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,512,288
		TOTAL	352,428,343
		Credit Card—10.2%
10,000,000	[1,2]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.921%, 7/15/2015	10,001,300
5,000,000		Bank of America Credit Card Trust 2006-C5, Class C5, 0.621%, 1/15/2016	4,977,887
15,000,000		Bank of America Credit Card Trust 2008-C5, Class C5, 4.971%, 3/15/2016	15,566,548
13,775,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	14,115,048
10,000,000		Citibank Credit Card Issuance Trust 2006-C1, Class C1, 0.619%, 2/20/2015	9,987,493
10,000,000	[1,2]	Citibank Omni Master Trust 2009-A17, Class A17, 4.90%, 11/15/2018	10,882,522
14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.571%, 8/15/2016	14,058,422
8,000,000	[1,2]	Golden Credit Card Trust 2012-3A, Class A, 0.671%, 7/17/2017	8,022,600
13,000,000	[1,2]	Golden Credit Card Trust 2012-5A, Class A, 0.79%, 9/15/2017	13,009,139
12,000,000	[1,2]	Gracechurch Card PLC 2010-1A, Class A, 0.821%, 11/15/2014	12,011,952
10,000,000	[1,2]	Gracechurch Card PLC 2012-1A, Class A1, 0.921%, 2/15/2017	10,061,120
5,000,000		MBNA Credit Card Master Note Trust 2004-C2, Class C2, 1.121%, 11/15/2016	5,012,659
10,000,000		MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.641%, 7/15/2015	9,992,983
10,170,000	[1,2]	Penarth Master Issuer PLC 2011-1, Class A1, 0.87%, 5/18/2015	10,199,198
8,000,000	[1,2]	Turquoise Card Backed Securities PLC 2011-1, Class A, 0.971%, 9/15/2016	7,968,320
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Credit Card—continued
$8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.021%, 6/17/2019	$8,010,080
		TOTAL	163,877,271
		Equipment Lease—6.0%
8,353,665	[1,2]	CLI Funding LLC. 2006-1A A, Class A, 0.40%, 8/18/2021	8,071,645
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,100,533
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,330,120
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,299,427
15,000,000		GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.789%, 2/20/2017	15,073,610
9,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.709%, 6/20/2017	9,007,735
2,091,988	[1,2]	GE Equipment Mid Ticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	2,098,295
12,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	12,093,540
3,150,000		GE Equipment Transportation LLC, (Series 2012-1), Class B, 1.16%, 9/22/2020	3,158,363
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,542,581
4,778,000	[1,2]	Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,911,559
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,035,247
4,000,000	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	4,029,300
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	7,152,915
9,666,667	[1,2]	Triton Container Finance LLC, Class A, 4.21%, 5/14/2027	10,208,918
1,864,638	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	1,872,498
		TOTAL	95,986,286
		Home Equity Loan—0.6%
1,248,291		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.577%, 7/25/2035	1,170,933
634,918		Carrington Mortgage Loan Trust 2006-RFC1, Class A2, 0.317%, 5/25/2036	634,396
445,699		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	449,527
164,559		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.427%, 10/25/2033	164,421
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.957%, 8/25/2034	25,229
766,621		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.237%, 11/25/2034	672,717
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Home Equity Loan—continued
$109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	$10,202
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.547%, 2/25/2035	125,696
868,468	[1,2]	Quest Trust 2004—X1, Class A, 0.547%, 3/25/2034	858,123
2,190,843		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,162,401
137,027		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.817%, 8/25/2033	120,461
1,696,709		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.337%, 1/25/2037	1,695,989
107,906		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.387%, 2/25/2036	107,907
2,532,132	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
1,302,402		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.367%, 5/25/2036	1,301,507
		TOTAL	9,499,509
		Manufactured Housing—0.1%
206,432		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	214,333
810,990		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	815,476
47,028		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	47,061
		TOTAL	1,076,870
		Other—7.7%
9,664,770	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.488%, 6/14/2037	8,534,717
6,418,660	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.488%, 5/10/2032	6,081,681
5,745,499	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.251%, 2/25/2043	5,774,714
2,000,000	[1,2]	CNH Wholesale Master Note Trust, Class A, 1.021%, 12/15/2015	2,001,670
1,500,000	[1,2]	CNH Wholesale Master Note Trust, Class B, 1.911%, 12/15/2015	1,500,628
6,183,725		Educational Funding Of The South, Inc. 2011-1, Class A1, 1.001%, 10/25/2021	6,186,672
1,793,088	[1,2]	GE Business Loan Trust, (Series 2004-1), Class A, 0.511%, 5/15/2032	1,665,604
2,764,765		Louisiana Public Facilities Authority 2011-A, Class A1, 0.951%, 4/26/2021	2,764,903
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.410%, 10/25/2025	7,045,850
6,382,613		North Carolina Education Assistance Authority, 2011-1 Class A1, 0.010%, 1/25/2021	6,393,208
6,000,000	[1,2]	PFS Financing Corp. 2012-AA, Class A, 1.421%, 2/15/2016	6,054,705
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Other—continued
$4,000,000	[1,2]	PFS Financing Corp. 2012-BA, Class A, 0.919%, 10/17/2016	$4,003,410
3,000,000	[1,2]	PFS Financing Corp. 2012-BA, Class B, 1.719%, 10/17/2016	3,003,139
607,480		SLM Student Loan Trust 2006-C, Class A2, 0.439%, 9/15/2020	607,677
2,213,629	[1,2]	SLM Student Loan Trust 2010-C, Class A1, 1.871%, 12/15/2017	2,218,376
12,258,539		SLM Student Loan Trust 2011-1, Class A1, 0.737%, 3/25/2026	12,267,304
7,686,830		SLM Student Loan Trust 2011-2, Class A1, 0.817%, 11/25/2027	7,731,291
6,033,720	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.221%, 10/15/2024	6,046,328
5,978,160	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.621%, 8/15/2025	6,045,663
13,587,778	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.321%, 8/15/2023	13,689,394
1,515,074	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,581,003
2,195,412	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,244,347
2,080,525	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,133,356
4,378,587	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	4,443,830
4,052,824		South Texas Higher Education Authority, 2012-1, Class A1, 0.961%, 10/1/2020	4,016,429
		TOTAL	124,035,899
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $743,752,030)	746,904,178
		Corporate Bonds—24.8%
		Basic Industry - Chemicals—0.3%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	2,595,705
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,586,481
		TOTAL	4,182,186
		Basic Industry - Metals & Mining—0.7%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,124,458
3,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.25%, 2/15/2015	3,301,767
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,306,644
		TOTAL	10,732,869
		Capital Goods - Aerospace & Defense—0.2%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,748,787
1,500,000		Raytheon Co., Sr. Unsecd. Note, 1.40%, 12/15/2014	1,524,828
		TOTAL	3,273,615
		Capital Goods - Diversified Manufacturing—0.6%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,543,772
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,382,406
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,689,543
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,078,036
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—continued
$1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	$1,500,000
		TOTAL	10,193,757
		Communications - Media & Cable—0.4%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,725,023
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,325,770
		TOTAL	7,050,793
		Communications - Media Noncable—0.1%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,052,298
		Communications - Telecom Wireless—0.2%
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,862,177
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,660,210
		TOTAL	3,522,387
		Communications - Telecom Wirelines—1.1%
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	6,077,541
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,110,880
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,138,820
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	1,033,750
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,522,500
3,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.972%, 3/28/2014	3,024,294
		TOTAL	16,907,785
		Consumer Cyclical - Automotive—1.4%
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, (Series 144A), 0.972%, 3/28/2014	6,013,548
4,700,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, (Series 144A), 1.599%, 9/13/2013	4,734,052
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	3,021,606
8,000,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note - Sr. Note, (Series 144A), 1.126%, 3/21/2014	8,045,720
		TOTAL	21,814,926
		Consumer Cyclical - Entertainment—0.7%
2,400,000		NBC Universal, Inc., Sr. Unsecd. Note, 2.10%, 4/1/2014	2,451,274
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,372,912
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,055,270
		TOTAL	11,879,456
		Consumer Non-Cyclical - Food/Beverage—1.6%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, (Series 144A), 7.45%, 4/1/2014	1,645,260
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	$1,456,084
5,000,000		General Mills, Inc., Floating Rate Note - Sr. Note, 0.787%, 5/16/2014	5,019,060
2,000,000		Kellogg Co., 1.125%, 5/15/2015	2,020,278
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,540,705
3,000,000	[1,2]	Kraft Foods Group, Inc., Sr. Unsecd. Note, (Series 144A), 1.625%, 6/4/2015	3,047,424
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	2,010,954
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,570,612
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,089,120
4,650,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, (Series 144A), 1.85%, 1/15/2015	4,762,256
		TOTAL	26,161,753
		Consumer Non-Cyclical - Health Care—0.1%
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,512,264
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,581,108
		Consumer Non-Cyclical - Products—0.1%
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,108,304
		Consumer Non-Cyclical - Supermarkets—0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,532,961
		Credit Card—1.1%
10,400,000		BA Credit Card Trust, (Series B4), 5.45%, 9/18/2013	17,167,124
		Energy - Integrated—1.3%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,372,320
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,135,531
400,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	422,681
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	1,028,686
6,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	6,826,410
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,149,715
		TOTAL	19,935,343
		Energy - Oil Field Services—0.4%
4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note - Sr. Note, (Series 144A), 0.954%, 9/12/2014	4,024,920
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, (Series 144A), 1.25%, 8/1/2017	2,000,402
		TOTAL	6,025,322
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—5.1%
$1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, 2.375%, 12/21/2012	$1,506,651
6,500,000		Associated Banc-Corp., Sr. Unsecd. Note, 1.875%, 3/12/2014	6,505,564
9,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	9,646,479
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTNK), 0.719%, 9/15/2014	4,934,315
7,500,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	8,217,930
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,024,622
1,964,000		Citigroup, Inc., Floating Rate Note - Sr. Note, 1.391%, 4/1/2014	1,962,694
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	3,501,666
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, 1.439%, 2/7/2014	4,999,115
6,200,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	6,386,198
4,000,000		JPMorgan Chase & Co., Floating Rate Note - Sr. Note, (Series MTN), 1.139%, 5/2/2014	4,030,096
4,000,000		Morgan Stanley, Floating Rate Note - Sr. Note, (Series FRN), 2.052%, 1/24/2014	4,014,688
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,232,352
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,008,996
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,615,814
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,184,875
6,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	6,045,414
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series FRN), 1.287%, 6/26/2015	5,040,970
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, (Series 144A), 2.625%, 1/28/2013	3,527,153
		TOTAL	81,385,592
		Financial Institution - Brokerage—0.5%
5,000,000		BlackRock, Inc., Floating Rate Note—Sr. Note, 0.731%, 5/24/2013	5,012,900
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,262,100
		TOTAL	8,275,000
		Financial Institution - Finance Noncaptive—1.5%
2,000,000		American Express Credit Corp., (Series C), 7.30%, 8/20/2013	2,119,484
2,250,000		American Express Credit Corp., (Series MTN), 5.875%, 5/2/2013	2,320,965
4,000,000		General Electric Capital Corp., Floating Rate Note - Sr. Note, (Series MTN), 1.152%, 4/24/2014	4,027,252
6,750,000		General Electric Capital Corp., Floating Rate Note - Sr. Note, 1.310%, 1/7/2014	6,773,200
6,500,000		General Electric Capital Corp., Floating Rate Note, (Series MTN), 0.575%, 11/1/2012	6,501,729
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$1,350,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	$1,408,268
		TOTAL	23,150,898
		Financial Institution - Insurance - Life—1.4%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,521,205
5,200,000		MetLife, Inc., Floating Rate Note - Sr. Note, 1.692%, 8/6/2013	5,250,872
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note - Sr. Secured Note, (Series 144A), 0.721%, 4/4/2014	3,008,304
10,000,000	[1,2]	New York Life Global Funding, Sr. Unsecd. Note, 1.30%, 1/12/2015	10,162,240
1,500,000		Prudential Financial, Inc., (Series MTN), 5.15%, 1/15/2013	1,519,948
		TOTAL	22,462,569
		Financial Institution - Insurance - P&C—0.2%
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note - Sr. Note, (Series FRN), 1.135%, 8/15/2014	3,037,986
		Financial Institution - REITs—0.5%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 4/15/2014	3,353,632
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,253,230
		TOTAL	8,606,862
		Technology—1.5%
7,850,000		Cisco Systems, Inc., Floating Rate Note - Sr. Note, 0.644%, 3/14/2014	7,886,377
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,192,048
4,250,000		Xerox Corp., Floating Rate Note - Sr. Note, 1.257%, 5/16/2014	4,245,724
		TOTAL	24,324,149
		Transportation - Services—0.9%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, 5.80%, 10/15/2012	3,505,681
6,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., (Series 144A), 3.125%, 5/11/2015	6,142,320
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,116,554
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 5.85%, 3/1/2014	3,191,037
		TOTAL	14,955,592
		Utility - Electric—1.7%
1,500,000		Consolidated Edison Co., Deb., (Series '02-B), 4.875%, 2/1/2013	1,522,409
1,500,000	[1,2]	Electricite de France SA, (Series 144A), 5.50%, 1/26/2014	1,589,678
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,151,262
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	3,024,630
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.20%, 6/1/2015	2,014,008
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$3,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.611%, 6/1/2014	$3,039,510
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,214,989
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,653,478
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,160,530
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,527,927
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	1,007,407
		TOTAL	26,905,828
		Utility - Natural Gas Distributor—0.6%
10,000,000		Sempra Energy, Floating Rate Note - Sr. Note, 1.149%, 3/15/2014	10,047,720
		Utility - Natural Gas Pipelines—0.4%
4,335,000		Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	4,710,363
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,106,381
		TOTAL	6,816,744
		TOTAL CORPORATE BONDS (IDENTIFIED COST $388,121,986)	396,603,191
		MUNICIPAL BOND—0.6%
		Municipal Services—0.6%
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.931% Bonds, 11/1/2017 (IDENTIFIED COST $10,000,000)	10,000,600
		Mortgage-Backed Securities—0.1%
		Federal National Mortgage Association—0.1%
109,070		Federal National Mortgage Association, Pool 456622, 5.500%, 1/1/2014	118,120
749,648		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	865,937
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $901,963)	984,057
		Collateralized Mortgage Obligations—17.4%
		Commercial Mortgage—2.6%
7,474,840		Bank of America Commercial Mortgage, Inc., 2007-1, Class A3, 5.449%, 1/15/2049	7,876,216
906,809		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	924,203
2,641,072	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,798,867
4,512,919		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	4,555,655
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Commercial Mortgage—continued
$2,900,485	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	$3,152,826
1,429,396	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,528,300
6,839,955		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	6,882,660
2,889,739	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,970,639
151,356		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.823%, 6/11/2042	153,008
6,246,413		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	6,337,783
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.421%, 6/15/2045	5,004,360
		TOTAL	42,184,517
		Federal Home Loan Mortgage Corporation—4.4%
179,260		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.571%, 2/15/2018	179,912
7,031,257		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.621%, 6/15/2034	7,062,476
2,447,030		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.521%, 4/15/2035	2,452,869
3,871,322		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.741%, 12/15/2035	3,901,205
1,979,686		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.681%, 2/15/2034	1,990,316
7,661,987		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.631%, 5/15/2036	7,697,954
2,472,065		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.601%, 5/15/2036	2,484,151
2,299,416		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.706%, 8/15/2035	2,312,152
777,696		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.621%, 7/15/2036	781,265
4,338,193		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.521%, 9/15/2036	4,347,618
4,780,354		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.621%, 7/15/2036	4,798,331
1,586,231		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.621%, 7/15/2036	1,596,531
4,574,343		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.671%, 7/15/2037	4,597,689
11,358,382		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.821%, 11/15/2037	11,461,236
5,639,024		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.641%, 11/15/2037	5,678,946
1,852,081		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.971%, 7/15/2036	1,875,760
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Federal Home Loan Mortgage Corporation—continued
$2,784,488		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.131%, 7/15/2037	$2,840,526
4,473,292		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	4,706,496
		TOTAL	70,765,433
		Federal National Mortgage Association—2.6%
1,003,385		Federal National Mortgage Association REMIC 2002-77 FA, 1.22%, 12/18/2032	1,021,064
3,133,352		Federal National Mortgage Association REMIC 2006-119 CF, 0.517%, 12/25/2036	3,142,171
2,809,165		Federal National Mortgage Association REMIC 2006-44 FK, 0.647%, 6/25/2036	2,822,827
9,614,245		Federal National Mortgage Association REMIC 2006-61 FQ, 0.617%, 7/25/2036	9,663,736
2,378,116		Federal National Mortgage Association REMIC 2006-79 DF, 0.567%, 8/25/2036	2,386,959
4,958,236		Federal National Mortgage Association REMIC 2006-81 FB, 0.567%, 9/25/2036	4,981,514
3,818,829		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.437%, 2/25/2046	3,780,664
3,341,563		Federal National Mortgage Association REMIC 2007-88 FY, 0.677%, 9/25/2037	3,363,735
2,707,231		Federal National Mortgage Association REMIC 2007-97 FE, 0.667%, 7/25/2037	2,727,734
1,826,964		Federal National Mortgage Association REMIC 2008-69 FB, 1.217%, 6/25/2037	1,867,855
2,426,153		Federal National Mortgage Association REMIC 2009-42 FG, 1.017%, 5/25/2039	2,458,726
734,724		Federal National Mortgage Association REMIC 2009-63 FB, 0.717%, 8/25/2039	739,824
3,100,889		Federal National Mortgage Association REMIC 2009-69 F, 1.067%, 4/25/2037	3,158,561
		TOTAL	42,115,370
		Government Agency—0.7%
8,381,568		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.755%, 3/9/2021	8,426,914
2,437,958		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.678%, 1/8/2020	2,447,481
		TOTAL	10,874,395
		Non-Agency Mortgage—7.1%
15,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.135%, 5/17/2060	15,536,901
5,917,354	[1,2]	Arran Residential Mortgages Funding (Series 2011-1A), Class A1C, 1.634%, 11/19/2047	5,935,847
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—continued
$40,802		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.872%, 2/25/2033	$37,483
365,976	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.613%, 2/3/2029	124,089
591,307		Chaseflex Trust 2006-1, Class A2A, 5.777%, 6/25/2036	576,015
771,303		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.769%, 11/20/2035	17,138
4,271,697	[1,2]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.00%, 6/25/2042	4,298,141
560,593		Crusade Global Trust 2005-1, Class A1, 0.449%, 6/17/2037	550,727
7,112,734	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.855%, 10/18/2054	7,222,446
4,500,000	[1,2]	Fosse Master Issuer PLC 2012-1A, Class 2A2, 1.855%, 10/18/2054	4,613,417
14,000,000	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.855%, 10/15/2054	14,130,661
2,000,000	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.805%, 10/15/2054	2,022,037
557,086		Impac CMB Trust 2004-7, Class 1A2, 1.137%, 11/25/2034	481,200
713,373		Impac CMB Trust 2004-9, Class 1A2, 1.097%, 1/25/2035	388,384
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.487%, 2/25/2037	454,406
10,000,000	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.834%, 12/22/2054	10,213,036
1,979,567		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.921%, 11/15/2031	1,893,169
8,000,000	[1,2]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.835%, 7/15/2042	8,109,078
8,250,000	[1,2]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.605%, 7/15/2042	8,271,671
548,679		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	558,142
1,656,557		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,666,292
1,988,316		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	2,042,591
2,357,106		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,391,006
4,400,000		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	4,314,957
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, Class A1, 1.853%, 1/21/2055	12,151,336
1,500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 2.003%, 1/21/2055	1,534,404
1,416,291		Washington Mutual 2006-AR1, Class 2A1B, 1.218%, 1/25/2046	942,045
1,969,912		Washington Mutual 2006-AR15, Class 1A, 0.988%, 11/25/2046	1,490,212
1,021,440		Washington Mutual 2006-AR17, Class 1A, 0.968%, 12/25/2046	705,988
211,144		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.742%, 7/25/2034	210,445
		TOTAL	112,883,264
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $281,446,455)	278,822,979
Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUNDS—10.3%[4]
805,936		Emerging Markets Fixed Income Core Fund	$27,496,968
2,974,467		Federated Bank Loan Core Portfolio	30,309,818
727,452		Federated Mortgage Core Portfolio	7,478,206
73,888,596	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	73,888,596
621,030		Federated Project and Trade Finance Core Fund	6,092,307
2,829,939		High Yield Bond Portfolio	18,903,991
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $155,918,770)	164,169,886
		TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $1,589,709,607)[6]	1,607,367,876
		OTHER ASSETS AND LIABILITIES - NET— (0.4)%[7]	(5,789,954)
		TOTAL NET ASSETS—100%	$1,601,577,922
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes 2-Year Short Futures	500	$110,265,625	December 2012	$(80,375)
[8]United States Treasury Notes 5-Year Short Futures	100	$12,463,281	December 2012	$(66,631)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(147,006)
At September 30, 2012, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts sold:
9/18/2013	6,222,431 Pound Sterling	$10,082,205	$45,754
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(364,235)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(318,481)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $603,282,580, which represented 37.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2012, these liquid restricted securities amounted to $603,148,289, which represented 37.7% of total net assets.
Annual Shareholder Report

3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $1,587,931,386.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$9,882,985	$—	$9,882,985
Asset-Backed Securities	—	728,074,099	18,830,079	746,904,178
Corporate Bonds	—	396,603,191	—	396,603,191
Municipal Bond	—	10,000,600	—	10,000,600
Mortgage-Backed Securities	—	984,057	—	984,057
Collateralized Mortgage Obligations	—	278,698,890	124,089[2]	278,822,979
Mutual Funds	158,077,579	6,092,307	—	164,169,886
TOTAL SECURITIES	$158,077,579	$1,430,336,129	$18,954,168	$1,607,367,876
OTHER FINANCIAL INSTRUMENTS[3]	$(147,006)	$(318,481)	$—	$(465,487)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $128,286 of a collateralized mortgage obligation transferred from Level 2 to Level 3 because the Adviser determined that this securiy more appropriately meets the definition of Level 3. This transfer represents the value of the security at the beginning of the period.
3	Other financial instruments include futures contracts and foreign exchange contracts.
Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Collateralized Mortgage Obligations
Balance as of October 1, 2011	$15,796	$—
Realized gain (loss)	—	6,619
Change in unrealized appreciation (depreciation)	14,855	25,673
Purchases	18,799,428	—
(Sales)	0	(36,489)
Transfers into Level 3	0	128,286
Balance as of September 30, 2012	$18,830,079	$124,089
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2012.	$14,855	$25,673
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$9.15	$9.22	$9.06	$8.83	$9.30
Income From Investment Operations:
Net investment income	0.12	0.14[2]	0.16[2]	0.22[2]	0.33[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.07	(0.08)	0.15	0.24	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.06	0.31	0.46	(0.14)
Less Distributions:
Distributions from net investment income	(0.11)	(0.13)	(0.15)	(0.23)	(0.33)
Net Asset Value, End of Period	$9.23	$9.15	$9.22	$9.06	$8.83
Total Return[3]	2.26%	0.67%	3.49%	5.35%	(1.57)%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.34%	1.48%	1.73%	2.49%	3.58%
Expense waiver/reimbursement[4]	0.40%	0.40%	0.41%	0.43%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$456,913	$377,029	$288,744	$107,568	$31,979
Portfolio turnover	31%	38%	34%	41%	64%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$9.15	$9.22	$9.06	$8.83	$9.30
Income From Investment Operations:
Net investment income	0.17	0.19[2]	0.21[2]	0.28[2]	0.38[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.08	(0.08)	0.15	0.23	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.11	0.36	0.51	(0.09)
Less Distributions:
Distributions from net investment income	(0.17)	(0.18)	(0.20)	(0.28)	(0.38)
Net Asset Value, End of Period	$9.23	$9.15	$9.22	$9.06	$8.83
Total Return[3]	2.82%	1.23%	4.05%	5.93%	(1.03)%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.90%	2.04%	2.27%	3.22%	4.13%
Expense waiver/reimbursement[4]	0.40%	0.40%	0.41%	0.43%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,050,985	$818,994	$570,477	$233,255	$189,261
Portfolio turnover	31%	38%	34%	41%	64%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$9.15	$9.22	$9.06	$8.83	$9.30
Income From Investment Operations:
Net investment income	0.13	0.14[2]	0.17[2]	0.23[2]	0.31[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.07	(0.07)	0.15	0.24	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.07	0.32	0.47	(0.13)
Less Distributions:
Distributions from net investment income	(0.12)	(0.14)	(0.16)	(0.24)	(0.34)
Net Asset Value, End of Period	$9.23	$9.15	$9.22	$9.06	$8.83
Total Return[3]	2.36%	0.77%	3.59%	5.45%	(1.46)%
Ratios to Average Net Assets:
Net expenses	0.80%	0.80%	0.80%	0.80%	0.79%
Net investment income	1.51%	1.55%	1.83%	2.65%	3.46%
Expense waiver/reimbursement[4]	0.43%	0.44%	0.46%	0.48%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,680	$120,661	$502,459	$380,697	$169,217
Portfolio turnover	31%	38%	34%	41%	64%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2012
Assets:
Total investment in securities, at value including $164,169,886 of investment in affiliated holdings (Note 5) (identified cost $1,589,709,607)		$1,607,367,876
Cash denominated in foreign currencies (identified cost $14,774)		13,184
Restricted cash (Note 2)		192,500
Income receivable		4,329,374
Receivable for shares sold		15,208,140
Unrealized appreciation on foreign exchange contracts		45,754
Miscellaneous Receivables		41,171
TOTAL ASSETS		1,627,197,999
Liabilities:
Payable for investments purchased	$19,497,245
Payable for shares redeemed	4,566,484
Unrealized depreciation on foreign exchange contracts	364,235
Payable for daily variation margin	34,375
Income distribution payable	633,774
Payable for Directors'/Trustees' fees	2,496
Payable for distribution services fee (Note 5)	127,010
Payable for shareholder services fee (Note 5)	152,429
Accrued expenses	242,029
TOTAL LIABILITIES		25,620,077
Net assets for 173,432,242 shares outstanding		$1,601,577,922
Net Assets Consist of:
Paid-in capital		$1,625,251,343
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		17,191,036
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(41,657,223)
Undistributed net investment income		792,766
TOTAL NET ASSETS		$1,601,577,922
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($456,913,211 ÷ 49,478,673 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.23
Offering price per share (100/98.00 of $9.23)	$9.42
Redemption proceeds per share	$9.23
Institutional Shares:
Net asset value per share ($1,050,984,941 ÷ 113,809,362 shares outstanding), $0.001 par value, 1,000,000,000 authorized	$9.23
Offering price per share	$9.23
Redemption proceeds per share	$9.23
Service Shares:
Net asset value per share ($93,679,770 ÷ 10,144,207 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.23
Offering price per share	$9.23
Redemption proceeds per share	$9.23
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2012
Investment Income:
Interest (net of foreign taxes withheld of $348)		$27,335,819
Dividends received from affiliated holdings (Note 5)		3,656,023
Investment income allocated from affiliated partnership (Note 5)		1,995,556
TOTAL INCOME		32,987,398
Expenses:
Investment adviser fee (Note 5)	$8,766,137
Administrative fee (Note 5)	1,139,841
Custodian fees	60,790
Transfer and dividend disbursing agent fees and expenses	573,574
Directors'/Trustees' fees	14,885
Auditing fees	29,500
Legal fees	8,767
Portfolio accounting fees	197,172
Distribution services fee (Note 5)	1,491,893
Shareholder services fee (Note 5)	1,213,594
Account administration fee (Note 2)	48,352
Share registration costs	123,318
Printing and postage	34,398
Insurance premiums	6,283
Taxes	102,535
Miscellaneous	6,549
TOTAL EXPENSES	13,817,588
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,853,171)
Waiver of administrative fee	(25,407)
Waiver of distribution services fee	(32,448)
TOTAL WAIVERS AND REIMBURSEMENT		$(5,911,026)
Net expenses			$7,906,562
Net investment income			25,080,836
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $765,626 on sales of investments in affiliated holdings) (Note 5)			(779,614)
Net realized loss on futures contracts			(217,384)
Net realized loss on swap contracts			(1,833,209)
Net realized gain allocated from affiliated partnership (Note 5)			553,540
Realized gain distribution from affiliated investment company shares			163,035
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			17,134,633
Net change in unrealized appreciation of futures contracts			(263,791)
Net change in unrealized appreciation of swap contracts			(705,746)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			14,051,464
Change in net assets resulting from operations			$39,132,300
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
	Year Ended 9/30/2012	Year Ended 9/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,080,836	$25,279,491
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(2,113,632)	782,601
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	16,165,096	(11,254,891)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,132,300	14,807,201
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,363,270)	(4,753,364)
Institutional Shares	(17,915,818)	(14,265,770)
Service Shares	(1,691,788)	(5,592,245)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,970,876)	(24,611,379)
Share Transactions:
Proceeds from sale of shares	1,407,454,900	1,462,840,591
Net asset value of shares issued to shareholders in payment of distributions declared	17,801,032	18,505,157
Cost of shares redeemed	(1,154,522,856)	(1,516,537,893)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	270,733,076	(35,192,145)
Change in net assets	284,894,500	(44,996,323)
Net Assets:
Beginning of period	1,316,683,422	1,361,679,745
End of period (including undistributed net investment income of $792,766 and $45,760, respectively)	$1,601,577,922	$1,316,683,422
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2012
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended September 30, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$48,352
The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Annual Shareholder Report

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At September 30, 2012, the Fund had no outstanding swap contracts.
The average notional amount of Swap contracts held by the Fund throughout the period was $11,364,615. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $114,998,558. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,543 and $187,190, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC (Series 1999-3), Class B1, 6.613%, 2/3/2029	7/9/1999	$299,586	$124,089
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$10,202
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$0
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin	$147,006*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$45,754	Unrealized depreciation on foreign exchange contracts	$364,235
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$45,754		$511,241
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(217,384)	$(217,384)
Credit contracts	$(1,833,209)	$—	$(1,833,209)
TOTAL	$(1,833,209)	$(217,384)	$(2,050,593)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(263,791)	$—	$(263,791)
Foreign exchange contracts	$—	$—	$(318,481)	$(318,481)
Credit contracts	$(705,746)	$—	$—	$(705,746)
TOTAL	$(705,746)	$(263,791)	$(318,481)	$(1,288,018)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report

3. capital stock
The following tables summarize capital stock activity:
Year Ended September 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,753,452	$355,453,798	41,478,770	$381,972,192
Shares issued to shareholders in payment of distributions declared	563,128	5,165,696	489,490	4,507,644
Shares redeemed	(31,053,366)	(284,716,032)	(32,064,508)	(295,367,094)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,263,214	$75,903,462	9,903,752	$91,112,742
Year Ended September 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	111,329,105	$1,020,825,347	96,989,626	$892,795,335
Shares issued to shareholders in payment of distributions declared	1,234,720	11,330,243	946,858	8,718,666
Shares redeemed	(88,243,123)	(809,299,191)	(70,313,757)	(646,853,621)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,320,702	$222,856,399	27,622,727	$254,660,380
Year Ended September 30	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,399,580	$31,175,755	20,411,418	$188,073,064
Shares issued to shareholders in payment of distributions declared	142,293	1,305,093	572,875	5,278,847
Shares redeemed	(6,583,927)	(60,507,633)	(62,287,799)	(574,317,178)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,042,054)	$(28,026,785)	(41,303,506)	$(380,965,267)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	29,541,862	$270,733,076	(3,777,027)	$(35,192,145)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments relating to expiration of capital loss carryforwards, reclass of foreign exchange gains and losses, partnership income reclassifications, swap income reclassification, short-term capital gains reclasses and discount accretion/premium amortization on debt securities.
Annual Shareholder Report

For the year ended September 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(14,355,275)	$637,046	$13,718,229
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$24,970,876	$24,611,379
As of September 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$792,766
Net unrealized appreciation	$19,434,744
Capital loss carryforwards	$(43,900,931)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, partnership income, principal loss adjustment and discount accretion/premium amortization on debt securities.
At September 30, 2012, the cost of investments for federal tax purposes was $1,587,931,386. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments and c) futures contracts was $19,436,490. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,021,558 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,585,068.
At September 30, 2012, the Fund had a capital loss carryforward of $43,900,931 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$2,792,708	$1,062.282	$3,854,990
2013	$23,192,477	N/A	$23,192,477
2014	$7,195,870	N/A	$7,195,870
2015	$2,881,559	N/A	$2,881,559
2016	$2,623,709	N/A	$2,623,709
2017	$3,321,296	N/A	$3,321,296
2018	$831,030	N/A	$831,030
The Fund used capital loss carryforwards of $14,355,275 to offset capital gains realized during the year ended September 30, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, the Adviser waived $5,772,195 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, FAS waived $25,407 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,202,500	$—
Service Shares	289,393	(32,448)
TOTAL	$1,491,893	$(32,448)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2012, FSC retained $1,069,032 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2012, FSC did not retain any sales charge from the sale of Class A Shares. For the year ended September 30, 2012, FSC retained $1,117 of CDSC relating to redemptions of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$997,860
Service Shares	215,734
TOTAL	$1,213,594
Annual Shareholder Report

For the year ended September 30, 2012, FSC received $1,741 of fees paid by the Fund. For the year ended September 30, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2012, the Adviser reimbursed $80,976. Transactions involving the affiliated holdings during the year ended September 30, 2012, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Portfolio	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2011	969,966	2,819,175	704,277	50,009,878	587,548	2,592,327	57,683,171
Purchases/ Additions	—	155,292	23,175	890,720,244	33,482	237,612	891,169,805
Sales/ Reductions	164,030	—	—	866,841,526	—	—	867,005,556
Balance of Shares Held 9/30/2012	805,936	2,974,467	727,452	73,888,596	621,030	2,829,939	81,847,420
Value	$27,496,968	$30,309,818	$7,478,206	$73,888,596	$6,092,307	$18,903,991	$164,169,886
Annual Shareholder Report

	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Portfolio	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Dividend Income/ Allocated Investment Income	$1,995,556	$1,427,798	$236,749	$144,988	$297,987	$1,548,501	$5,651,579
Capital Gain Distributions/ Allocated Net Realized Gain (Loss)	$553,540	$132,192	$—	$—	$30,843	$—	$716,575
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2012, were as follows:
Purchases	$700,834,566
Sales	$435,510,191
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Directors OF THE Federated total return series inc. AND SHAREHOLDERS OF federated ultrashort bond fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Total Return Series Inc. as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2009, were audited by other independent registered public accountants whose report thereon dated November 24, 2009, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Ultrashort Bond Fund as of September 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 23, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,012.20	$4.53
Institutional Shares	$1,000	$1,015.00	$1.76
Service Shares	$1,000	$1,012.70	$4.03
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.55
Institutional Shares	$1,000	$1,023.25	$1.77
Service Shares	$1,000	$1,021.00	$4.04
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Institutional Shares	0.35%
Service Shares	0.80%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: April 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Randall S. Bauer Birth Date: November 16, 1957 Vice President Officer since: June 2012 Portfolio Manager since: October 1998	Principal Occupations: Randall S. Bauer has been the Fund's Portfolio Manager since October 1998. He is Vice President of the Corporation with respect to the Fund. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994, and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the Pennsylvania State University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Ultrashort Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
29291 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $81,400

Fiscal year ended 2011 - $78,400

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $24

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,523 and $1,309 respectively. Fiscal year ended 2012- Audit consent fee related to N-14 merger document. Fiscal year ended 2011- Audit consent fee related to N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012- $314,652

Fiscal year ended 2011- $376,901

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012